PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET - Summary of Estimated Amortization Expenses for Intangible Assets (Details)	Dec. 31, 2025 USD ($)
Property Equipment And Intangible Assets [Abstract]
2026	$ 15,248
Total	$ 15,248